Going Concern	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – Going Concern

The Company’s independent registered public accounting firm has issued a going concern opinion in their audit report dated March 27, 2014, which can be found in our Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 27, 2014.  This means that the Company’s auditors believe there is substantial doubt that we can continue as an on-going business for the next 12 months.  The Company does not anticipate generating significant revenues until it is able to open its first restaurant presently under development in St. Maarten, Dutch West Indies and have its line of premium rums widely accepted by consumers.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America, which contemplate continuation of the Company as a going concern.  The Company has not established a source of revenues sufficient to cover its operating costs, and as such, has incurred an operating loss since its inception.  Further, as of September 30, 2014, the Company had an accumulated net loss of ($2,726,376).  These and other factors raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern.